Commitment and Contingencies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 112,381	€ 99,535
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	4,707	4,707
Credit Institutions and Insurance Companies
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	51,968	39,907
Nordea Bank on Behalf of SVM Automatik AS
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	17,482	17,482
Nordea Bank on Behalf of SVM Innoscan AS
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	9,413	9,413
Unicredit AG on Behalf of Balda Medical Gmbh
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	€ 15,000	€ 15,000